UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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FORM ABS-15G

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ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period ____________ to ____________

☐ Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period ____________ to ____________

☑ Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2012 to December 31, 2012

Date of Report (Date of earliest event reported):

February 13, 2012 (January 1, 2012)

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Education Funding Capital I, LLC

(Exact name of securitizer as specified in its charter)

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025-00509	0001219701
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

John P. Sirico, II, Assistant General Counsel, (973) 740-5000

Name and telephone number, including area code,

of the person to contact in connection with this filing

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Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☑

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Education Funding Capital I, LLC, as securitizer, is filing this Form ABS–15G pursuant to Rule 15Ga-1 of the Securities Exchange Act of 1934, as amended (17 CFR §240.15Ga-1), in respect of all asset-backed securities issued by it and outstanding during the annual reporting period ended December 31, 2012 in the federally-insured student loan asset class.

The asset-backed securities issued by Education Funding Capital I, LLC that are covered by this Form ABS-15G consist of those asset-backed securities of the following issuing entities:

(i)	Education Funding Capital Trust III (Registered; Commission File Number: 333-103502-02; Central Index Key Number: 0001285492);

(ii)	Education Funding Capital Trust IV (Registered; Commission File Number: 333-111959-01; Central Index Key Number: 0001287715);

(iii)	CIT Education Loan Trust 2005-1 (Registered; Commission File Number: 333-111959-02; Central Index Key Number: 0001328056);

(iv)	CIT Education Loan Trust 2007-1;

(v)	CIT Education Loan Trust 2011-1; and

(vi)	CIT Education Loan Trust 2012-1.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

EDUCATION FUNDING CAPITAL I, LLC (Securitizer)

By:	/s/ Usama F. Ashraf
Name: Usama F. Ashraf
Title: Senior Vice President & Assistant Treasurer

Date: February 13, 2013